Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2013 Successor [Member]	Apr. 19, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member]	Oct. 31, 2012 Predecessor [Member]
Net income (loss)	$ (11,436,761)	$ (7,216,166)	$ (2,553,556)	$ 1,849,908
Change in warrant liability	1,829,333	2,733,334
Non-cash stock issuance		2,200,000
Cancellation of non-cash stock issuance		(1,200,000)
Stock-based compensation	557,641
Non-cash consulting expense	80,000
Interest capitalized as debt	135,000
Depreciation and amortization	2,971,620	8,139	140,293	1,026,914
Deferred tax provision (benefit)			(12,294)	45,159
Other non-cash expense (income), net			(2,054)	(6,885)
Accounts receivable	(2,608,668)	(335,961)	2,846,332	(202,262)
Inventory	(295,315)		(488,722)	405,247
Other current assets	(188,155)	(38,929)	(154,529)	41,146
Other assets, net	(34,994)		12,572	58,940
Accounts payable	(159,338)	45,078	(2,978,808)	(137,735)
Accrued liabilities	(1,435,808)	(358,726)	(765,937)	(813,825)
Deferred revenue	378,732		(372,579)	23,959
Net cash provided by (used in) operating activities	(10,206,713)	(4,163,231)	(4,329,282)	2,290,566
Purchases of property and equipment	(775,055)		(86,470)	(398,379)
Net cash provided by (used in) investing activities	(984,134)	(64,486,749)	(86,470)	(398,379)
Proceeds from Trust Account		80,010,661
Payment for public shares tendered		(45,512,280)
Proceeds from debt		34,000,000
Proceeds from stock issuance	39,115,785	5,000,000
Proceeds from sponsor notes payable		635,000
Payment of sponsor note payable		(295,000)
Payment of stockholder note payable		(200,000)
Loan origination fees	249,650	(980,000)
Repayments of debt	(10,943,590)
Net cash provided by (used in) financing activities	28,421,845	72,658,381
Effect of exchange rate changes on cash	230,758		(121,144)	53,442
Net increase (decrease) in cash and cash equivalents	17,461,756	4,008,401	(4,536,896)	1,945,629
Cash and cash equivalents, beginning of period	10,824,943	1,150,269	10,203,169	3,836,691
Cash and cash equivalents, end of period	28,286,699	5,158,670	5,666,273	5,782,320
Cash paid during the year for interest	1,247,465		2,053	25,017
Cash paid during the year for income taxes	$ 0		$ 150,000	$ 1,294,730